Decommissioning Liabilities - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Credit-adjusted risk-free rate	5.00%	6.50%